Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		67 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
REVENUES
Commission revenue	$ 5,750	$ 79,373	$ 36,250	$ 105,123	$ 193,635
Commission revenue-related party				2,572	326,247
License revenue		25,000	33,333	41,667	100,000
Services			8,585		8,585
Services-related party		(233)		390	73,201
Total revenues	5,750	104,140	78,168	149,752	701,668
Cost of goods
Commission paid-related party					249,828
Total cost of goods					249,828
Gross profit	5,750	104,140	78,168	149,752	451,840
Expenses:
Advertising		4,930		9,079	35,901
Bad debt expense			1,250		1,250
Amortization expense		11,250		24,565	24,565
Audit fees	6,700	4,275	22,150	21,605	69,624
Expenses of spinoff				200	5,810
General and administrative	26,686	46,240	188,958	105,508	470,770
Professional fees		(100)	855	18,908	25,578
Officer compensation	1,150	33,400	20,806	103,100	225,006
Strategic alliance costs	3,583	3,582	10,748	6,470	20,801
Impairment loss					425,435
Consulting services	147,718	70,522	261,588	280,244	996,766
Total operating expenses	185,837	174,100	506,355	569,679	2,301,506
Other Income (Expenses):
Interest expense	(1,045)	(6,258)	(63,635)	(15,619)	(82,926)
Financing fees		(30,348)	(16,148)	(96,655)	(148,315)
Gain/(loss) on debt forgiveness			(2,514,865)	587	(2,508,409)
Refund of expense					34,000
Total other expenses	(1,045)	(36,606)	(2,594,648)	(111,687)	(2,705,409)
Net loss	$ (181,132)	$ (106,565)	$ (3,022,835)	$ (531,614)	$ (4,555,316)
Net loss per share-basic	$ (0.06)	$ (0.5)	$ (1.61)	$ (2.57)
Weighted average number of shares outstanding-basic	3,196,056	211,956	1,881,816	206,533